ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($)	Nov. 30, 2021	Nov. 30, 2020	Dec. 01, 2019
Accounts Payable And Accrued Liabilities
Accounts payable	$ 1,625,418	$ 1,019,959
Accrued liabilities	242,601	119,519
Wages payable	102,079
Payroll taxes payable	31,634	10,340
Accounts payable and accrued liabilities	$ 2,001,732	$ 1,149,818	$ 3,285,334